Income Taxes - Deductible temporary differences and tax loss and interest carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	€ 56,578	€ 34,205
Addition	70,891	25,410
Deductions	(3,426)	(3,037)
Unrecognized deferred tax assets, Ending balance	124,043	56,578
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	17,276	20,313
Deductions	(3,426)	(3,037)
Unrecognized deferred tax assets, Ending balance	13,850	17,276
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	35,639	11,540
Addition	70,625	24,099
Unrecognized deferred tax assets, Ending balance	106,624	35,639
Interest carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, Beginning balance	3,663	2,352
Addition	266	1,311
Unrecognized deferred tax assets, Ending balance	€ 3,929	€ 3,663